Other Assets - Seed Capital and Private Equity Investments Valued Using Net Asset Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 342		$ 361
Unfunded commitments	45		54
Amortization method qualified affordable housing projects investments	853		754
Seed capital and other funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	307	[1]	275	[1]
Unfunded commitments	0	[1]	23	[1]
Redemption frequency	Daily-quarterly	[1]	Monthly-yearly	[1]
Private equity investments
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	35	[2],[3]	86	[2],[3]
Unfunded commitments	45	[2],[3]	31	[2],[3]
Small Business Investment Company
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	18	[2],[3]	7	[2],[3]
Unfunded commitments	$ 45	[2],[3]	$ 20	[2],[3]
Minimum | Seed capital and other funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	0 days	[1]	3 days	[1]
Maximum | Seed capital and other funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	180 days	[1]	45 days	[1]

[1]	Other funds include various hedge funds, leveraged loans and structured credit funds. Redemption notice periods vary by fund.
[2]	Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.
[3]	Includes investments and unfunded commitments related to SBICs, which are compliant with the Volcker Rule, of $18 million and $45 million, respectively, at Dec. 31, 2014 and $7 million and $20 million, respectively, at Dec. 31, 2013.